Dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Interim Financial Reporting

	2019			2018			2017
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	11 July 2019	19	940	12 July 2018	19	934	13 July 2017	19	928
Second interim	10 October 2019	19	941	11 October 2018	19	934	12 October 2017	19	929
Third interim	9 January 2020	19	941	10 January 2019	19	935	11 January 2018	19	929
Fourth interim	9 April 2020	23	1,139	11 April 2019	23	1,137	12 April 2018	23	1,130

Total		80	3,961		80	3,940		80	3,916

Summary of Dividends to Shareholders	The amounts recognised in each year were as follows:

	2019 £m	2018 £m	2017 £m
Dividends to shareholders	3,953	3,927	3,906